MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale marketable securities
Amortized Cost	$ 165,035	$ 560,661
Gross Unrealized Gains	697	3,582
Gross Unrealized Losses	(37)	(246)
Estimated Fair Value	165,695	563,997
Contractual maturities of debt securities classified as available-for-sale
Due in one year or less, Amortized Cost	68,375
Due after one year through five years, Amortized Cost	92,004
Total, Amortized Cost	160,379
Due in one year or less, Estimated Fair Value	68,545
Due after one year through five years, Estimated Fair Value	92,483
Total, Estimated Fair Value	161,028
Total debt securities
Available-for-sale marketable securities
Amortized Cost	160,379	547,765
Gross Unrealized Gains	686	1,164
Gross Unrealized Losses	(37)	(246)
Estimated Fair Value	161,028	548,683
Corporate debt securities
Available-for-sale marketable securities
Amortized Cost	48,621	237,406
Gross Unrealized Gains	99	773
Gross Unrealized Losses	(15)	(16)
Estimated Fair Value	48,705	238,163
States of the U.S. and state political subdivisions
Available-for-sale marketable securities
Amortized Cost	111,758	110,478
Gross Unrealized Gains	587	373
Gross Unrealized Losses	(22)	(230)
Estimated Fair Value	112,323	110,621
U.S. Treasury securities
Available-for-sale marketable securities
Amortized Cost		199,881
Gross Unrealized Gains		18
Estimated Fair Value		199,899
Marketable equity security
Available-for-sale marketable securities
Amortized Cost	4,656	12,896
Gross Unrealized Gains	11	2,418
Estimated Fair Value	$ 4,667	$ 15,314